Stockholders' Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 02, 2022 $ / shares shares	Jul. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock, shares issued			123,663,315	96,575,107	96,284,283
Common stock, shares outstanding			123,663,315	96,575,107	96,284,283
Warrants outstanding			12,383,304
Temporary equity, Voting rights			one
Proceeds from issuance of Series preferred stock | $					$ 109,042
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	500,000,000		500,000,000	191,500,000	191,500,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Common stock, shares outstanding	122,822,134
Business combination exchange ratio	0.6656
Legacy Green Light [Member]
Stockholders' Equity (Details) [Line Items]
Business combination exchange ratio	0.6656			0.6656
Shares issued, price per share | $ / shares				$ 0.0001
Legacy Green Light [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding	104,011,760
Business combination exchange ratio	0.6656
Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock authorized			0	145,948,944	145,948,944
Redeemable convertible preferred stock issued			0
Redeemable convertible preferred stock outstanding			0
Temporary equity, Voting rights			one	one
Temporary equity conversion basis			one-for-one	one-for-one basis
Dividends | $			$ 0	$ 0
Redeemable Convertible Preferred Stock [Member] | Mandatory Conversion [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Temporary equity conversion price | $ / shares			$ 5.4354	$ 5.4354
Proceeds from issuance of Series preferred stock | $			$ 75,000	$ 75,000
Series A1 Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock authorized				2,865,698	2,865,698
Redeemable convertible preferred stock issued				2,827,878	2,807,571
Redeemable convertible preferred stock outstanding				2,827,878	2,807,571
Shares issued, price per share | $ / shares			$ 1.53	$ 1.53
Temporary equity conversion price | $ / shares				$ 1.21	$ 1.21		1.21
Number of shares of common stock issuable upon conversion of each share of temporary equity			1.26446
Temporary equity, Cumulative dividend accrual rate			5.00%	5.00%
Series A1 Redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares of common stock issuable upon conversion of each share of temporary equity				1.26446
Series A2redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock authorized				7,018,203	7,018,203
Redeemable convertible preferred stock issued				6,993,693	6,993,693
Redeemable convertible preferred stock outstanding				6,993,693	6,993,693
Shares issued, price per share | $ / shares			$ 1.65	$ 1.645
Temporary equity conversion price | $ / shares				$ 1.27	$ 1.27		1.27
Number of shares of common stock issuable upon conversion of each share of temporary equity			1.29528
Temporary equity, Cumulative dividend accrual rate			8.00%	8.00%
Series A2redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares of common stock issuable upon conversion of each share of temporary equity				1.29528
Series A3redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock authorized				8,647,679	8,647,679
Redeemable convertible preferred stock issued				8,629,505	8,629,505
Redeemable convertible preferred stock outstanding				8,629,505	8,629,505
Shares issued, price per share | $ / shares			$ 2.32	$ 2.3185
Temporary equity conversion price | $ / shares				$ 1.63	$ 1.63		1.63
Number of shares of common stock issuable upon conversion of each share of temporary equity			1.42239
Temporary equity, Cumulative dividend accrual rate			8.00%	8.00%
Series A3redeemable Convertible Preferred Stock [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Stockholders' Equity (Details) [Line Items]
Number of shares of common stock issuable upon conversion of each share of temporary equity				1.42239
Series B Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock authorized				21,245,353	21,245,353
Redeemable convertible preferred stock issued				21,245,353	21,245,353
Redeemable convertible preferred stock outstanding				21,245,353	21,245,353
Shares issued, price per share | $ / shares			$ 0.86	$ 0.8565
Temporary equity conversion price | $ / shares				$ 0.8565	$ 0.8565		0.86
Temporary equity, Cumulative dividend accrual rate			8.00%	8.00%
Series C Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock authorized				35,152,184	35,152,184
Redeemable convertible preferred stock issued				35,092,183	35,092,183
Redeemable convertible preferred stock outstanding				35,092,183	35,092,183
Shares issued, price per share | $ / shares			$ 1.6	$ 1.5946
Temporary equity conversion price | $ / shares				$ 1.5946	$ 1.5946		1.6
Temporary equity, Cumulative dividend accrual rate			8.00%	8.00%
Series D Redeemable Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Redeemable convertible preferred stock authorized				71,019,827	71,019,827
Redeemable convertible preferred stock issued				60,184,332	60,184,332
Redeemable convertible preferred stock outstanding				60,184,332	60,184,332
Shares issued, price per share | $ / shares			$ 1.81	$ 1.8118					$ 2.7221
Temporary equity conversion price | $ / shares				$ 1.8118	$ 1.8118		$ 1.81
Proceeds from issuance of Series preferred stock | $		$ 109,000
Temporary equity, Cumulative dividend accrual rate			8.00%	8.00%